Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments

The following summarizes derivative instruments (in thousands):

	September 30, 2020			December 31, 2019
	Fair Value	Notional Amount		Fair Value	Notional Amount
IRLCs, net	$44,192	$12,679,184	(a)	$16,786	$6,727,739	(a)
FLSCs, net	(34,637)	16,395,549		(14,506)	10,674,680

Total	$9,555			$2,280

(a)	Pullthrough rate adjusted

The following summarizes derivative instruments at December 31 (in thousands):

	2019			2018
	Fair Value	Notional Amount		Fair Value	Notional Amount
IRLCs	$16,786	$6,727,739	(a)	$16,754	$2,624,201	(a)
FLSCs	(14,506)	10,674,680		(28,113)	4,557,785

Total	$2,280			$(11,359)

(a)	Pullthrough rate adjusted

The following summarizes derivative instruments at December 31 (in thousands):

	2018			2017
	Fair Value	Notional Amount		Fair Value	Notional Amount
IRLCs	$16,754	$2,624,201	(a)	$3,586	$2,035,713	(a)
FLSCs	(28,113)	4,557,785		(8,205)	3,556,233

	$(11,359)			$(4,619)

(a)	Pullthrough rate adjusted